Intangible Assets - Schedule of Intangible Assets (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 75,466,722	$ 57,047,422
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	44,960,664	26,541,364
Mining rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 30,506,058	$ 30,506,058